Mirae Asset Discovery Funds

(the “Trust”)

Brazil Sector Leader Fund

Supplement dated April 12, 2012 to the Prospectus dated August 29, 2011

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s Prospectus dated August 29, 2011.

Effective April 11, 2012, André Kaufman is no longer a Portfolio Manager to the Brazil Sector Leader Fund. All references to Mr. Kaufman as Portfolio Manager to the Brazil Sector Leader Fund are deleted.

The Brazil Sector Leader Fund continues to be managed by Young Hwan Kim.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Mirae Asset Discovery Funds

(the “Trust”)

Brazil Sector Leader Fund

Supplement dated April 12, 2012 to the Statement of Additional Information (“SAI”) dated August 29, 2011

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s SAI dated August 29, 2011.

Effective April 11, 2012, André Kaufman is no longer a Portfolio Manager to the Brazil Sector Leader Fund. All references to Mr. Kaufman as Portfolio Manager to the Brazil Sector Leader Fund are deleted.

The Brazil Sector Leader Fund continues to be managed by Young Hwan Kim.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE